Expense Example - FidelityOTCPortfolio-RetailPRO - FidelityOTCPortfolio-RetailPRO - Fidelity OTC Portfolio - Fidelity OTC Portfolio	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906